UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-08381
                                    --------------------------

                          Principal SmallCap Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL SMALLCAP FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (100.39%)
AEROSPACE & DEFENSE EQUIPMENT (1.54%)
                                                                            $
 Moog /1/                                                 12,810                 465,900
 Orbital Sciences /1/                                     97,180               1,112,711
                                                                               1,578,611
AIRLINES (0.67%)
 ExpressJet Holdings /1/                                  63,532                 692,499
APPAREL MANUFACTURERS (0.66%)
 Kellwood                                                 16,784                 673,878
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.43%)
 Tenneco Automotive /1/ /2/                               31,601                 439,570
BATTERIES & BATTERY SYSTEMS (1.45%)
 Rayovac /1/                                              55,829               1,492,309
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.40%)
 Eagle Materials /2/                                      21,840               1,441,003
BUILDING PRODUCTS-WOOD (1.05%)
 Universal Forest Products                                35,487               1,077,740
CHEMICALS-SPECIALTY (1.09%)
 MacDermid                                                38,221               1,118,346
CIRCUIT BOARDS (1.98%)
 Benchmark Electronics /1/                                54,174               1,548,293
 TTM Technologies /1/                                     42,181                 484,238
                                                                               2,032,531
COMMERCIAL BANKS (5.85%)
 City Holding                                             34,614               1,054,689
 Columbia Banking Systems                                 67,798               1,475,962
 Community Bank System                                    28,042                 631,225
 Provident Bankshares                                      9,377                 280,279
 Signature Bank /1/                                       13,054                 326,089
 South Financial Group                                    35,666                 966,192
 Vineyard National Bancorp /1/ /3/ /4/                    11,843                 533,567
 Vineyard National Bancorp /1/ /3/ /4/                     2,369                       -
 Virginia Commerce Bancorp. /1/ /2/                       30,453                 738,485
                                                                               6,006,488
COMMERCIAL SERVICE-FINANCE (0.59%)
 NCO Group /1/                                            24,459                 610,741
COMPUTER AIDED DESIGN (0.81%)
 ANSYS /1/                                                17,450                 827,828
COMPUTER SERVICES (0.49%)
 Perot Systems /1/                                        39,696                 500,963
COMPUTERS-INTEGRATED SYSTEMS (0.56%)
 RadiSys /1/ /2/                                          45,955                 570,302
CONTAINERS-METAL & GLASS (1.52%)
 Greif Brothers                                           26,887                 999,121
 Silgan Holdings                                          11,578                 557,017
                                                                               1,556,138
DATA PROCESSING & MANAGEMENT (0.50%)
 Global Payments /2/                                      11,171                 509,956

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.91%)
                                                                            $
 Sybron Dental Specialties /1/                            34,647                 932,004
DISPOSABLE MEDICAL PRODUCTS (0.83%)
 Merit Medical Systems /1/                                50,503                 852,491
DISTRIBUTION-WHOLESALE (2.77%)
 United Stationers /1/                                    31,569               1,244,450
 Watsco                                                   54,639               1,597,644
                                                                               2,842,094
E-MARKETING-INFORMATION (1.60%)
 Digital River /1/ /2/                                    16,553                 465,139
 Digitas /1/                                              51,403                 343,886
 E.piphany /1/                                            92,614                 370,456
 ValueClick /1/                                           44,612                 463,073
                                                                               1,642,554
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.42%)
 DSP Group /1/                                            21,928                 432,201
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.75%)
 Integrated Silicon Solution /1/                          35,279                 297,049
 Microsemi /1/                                            71,380                 874,405
 Semtech /1/                                              23,246                 461,433
 SiRF Technology Holdings /1/                             14,792                 165,523
                                                                               1,798,410
ELECTRONICS-MILITARY (1.31%)
 Engineered Support Systems                               23,988               1,345,007
ENGINES-INTERNAL COMBUSTION (0.75%)
 Briggs & Stratton                                         9,232                 770,872
ENTERTAINMENT SOFTWARE (0.49%)
 Activision /1/                                           34,484                 505,191
ENVIRONMENTAL CONSULTING & ENGINEERING (0.61%)
 Tetra Tech /1/                                           38,649                 623,795
FINANCE-CONSUMER LOANS (1.41%)
 Collegiate Funding Services /1/ /2/                      30,810                 432,264
 World Acceptance /1/                                     47,520               1,016,453
                                                                               1,448,717
FOOD-WHOLESALE & DISTRIBUTION (0.92%)
 Nash Finch                                               35,783                 945,387
FOOTWEAR & RELATED APPAREL (1.11%)
 Wolverine World Wide                                     48,695               1,138,489
GAS-DISTRIBUTION (1.02%)
 Energen                                                  22,049               1,044,020
HUMAN RESOURCES (2.24%)
 Heidrick & Struggles /1/                                 39,660               1,049,404
 Labor Ready /1/                                          89,225               1,250,934
                                                                               2,300,338
INDUSTRIAL AUTOMATION & ROBOTS (0.57%)
 Cognex                                                   19,603                 589,658
INSTRUMENTS-SCIENTIFIC (0.96%)
 Dionex /1/                                               20,909                 986,696

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET APPLICATION SOFTWARE (1.22%)
                                                                            $
 Motive /1/ /2/                                          145,434               1,250,732
INTERNET SECURITY (0.75%)
 RSA Security /1/                                         41,222                 767,554
INVESTMENT COMPANIES (1.35%)
 Apollo Investment /1/                                   101,365               1,381,605
MACHINERY-CONSTRUCTION & MINING (2.06%)
 Bucyrus International /1/                                 9,569                 229,656
 Terex /1/                                                48,548               1,889,003
                                                                               2,118,659
MACHINERY-GENERAL INDUSTRY (1.00%)
 Gardner Denver /1/                                       38,437               1,029,343
MEDICAL INFORMATION SYSTEM (1.21%)
 Cerner /1/ /2/                                           17,871                 804,195
 Dendrite International /1/                               29,500                 439,845
                                                                               1,244,040
MEDICAL INSTRUMENTS (0.99%)
 dj Orthopedics /1/                                       57,380               1,021,364
MEDICAL PRODUCTS (0.65%)
 Cooper                                                   11,279                 670,537
MEDICAL-BIOMEDICAL/GENE (1.59%)
 Cell Genesys /1/                                         61,577                 443,970
 Lexicon Genetics /1/ /2/                                 75,536                 457,748
 Regeneron Pharmaceutical /1/ /2/                         85,189                 729,218
                                                                               1,630,936
MEDICAL-DRUGS (0.46%)
 Santarus                                                 47,093                 475,639
MEDICAL-HMO (2.35%)
 AMERIGROUP /1/                                           15,063                 722,421
 Sierra Health Services /1/                               34,064               1,505,629
 WellCare Health Plans /1/                                 9,532                 186,827
                                                                               2,414,877
MEDICAL-HOSPITALS (0.50%)
 United Surgical Partners International /1/               14,640                 515,914
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.03%)
 Select Medical                                           82,731               1,062,266
METAL PROCESSORS & FABRICATION (1.16%)
 Commercial Metals                                        34,344               1,189,333
MISCELLANEOUS INVESTING (8.98%)
 Associated Estates Realty                                84,751                 735,639
 CBL & Associates Properties                              15,509                 854,546
 Entertainment Properties Trust                           40,755               1,441,097
 Gramercy Capital /1/                                     26,321                 394,815
 IMPAC Mortgage Holdings /2/                              54,290               1,245,955
 Mission West Properties                                  43,270                 441,354
 Newcastle Investment                                     48,014               1,358,316
 PS Business Parks                                        38,578               1,550,835
 Redwood Trust /2/                                        21,135               1,199,834
                                                                               9,222,391

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (5.70%)
                                                                            $
 Houston Exploration /1/                                  17,470                 943,380
 KCS Energy /1/                                          107,564               1,589,796
 Meridian Resource /1/ /2/                               218,188               1,821,870
 Unit /1/                                                 46,332               1,494,207
                                                                               5,849,253
PRIVATE CORRECTIONS (0.57%)
 GEO Group /1/                                            31,989                 588,598
PROPERTY & CASUALTY INSURANCE (2.83%)
 Arch Capital Group /1/                                   18,132                 698,082
 Infinity Property & Casualty                             43,087               1,240,044
 Navigators Group /1/                                     14,568                 437,040
 Stewart Information Services                             14,871                 527,177
                                                                               2,902,343
RACETRACKS (0.87%)
 Penn National Gaming /1/ /2/                             24,677                 888,372
RADIO (0.90%)
 Emmis Communications /1/                                 23,562                 464,643
 Spanish Broadcasting System /1/                          53,014                 455,390
                                                                                 920,033
REINSURANCE (0.56%)
 Max Re Capital                                           32,330                 579,354
RESPIRATORY PRODUCTS (0.36%)
 Respironics /1/                                           6,701                 373,380
RETAIL-APPAREL & SHOE (2.79%)
 Genesco /1/                                              23,798                 510,705
 Jos. A. Bank Clothiers /1/ /2/                           25,331                 778,421
 Stein Mart /1/                                           86,548               1,569,981
                                                                               2,859,107
RETAIL-AUTOMOBILE (0.45%)
 Asbury Automotive Group /1/                              34,107                 464,878
RETAIL-COMPUTER EQUIPMENT (0.44%)
 Insight Enterprises /1/                                  28,214                 452,553
RETAIL-MAIL ORDER (0.57%)
 Brookstone /1/                                           33,278                 583,363
RETAIL-RESTAURANTS (1.23%)
 McCormick & Schmick's Seafood Restaurants /1/            42,011                 504,132
 Ruby Tuesday                                             26,177                 756,254
                                                                               1,260,386
RETAIL-SPORTING GOODS (1.26%)
 Big 5 Sporting Goods /1/                                 33,777                 721,814
 Cabela's /1/                                              5,915                 158,818
 Sports Authority /1/                                     16,305                 415,778
                                                                               1,296,410
SAVINGS & LOANS-THRIFTS (2.42%)
 Dime Community Bancshares                                47,250                 785,295
 Hudson River Bancorp.                                    39,228                 677,860
 Independence Community Bank                              27,254               1,017,664
                                                                               2,480,819

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEISMIC DATA COLLECTION (1.26%)
                                                                            $
 Veritas DGC /1/ /2/                                      52,363               1,289,701
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.40%)
 Micrel /1/                                               39,838                 409,136
SEMICONDUCTOR EQUIPMENT (1.27%)
 MKS Instruments /1/                                      19,926                 293,311
 Mykrolis /1/                                             56,373                 563,730
 Varian Semiconductor Equipment  Associates
  /1/                                                     14,967                 447,064
                                                                               1,304,105
STEEL PIPE & TUBE (1.42%)
 Maverick Tube /1/ /2/                                    50,561               1,458,179
STEEL PRODUCERS (1.64%)
 Schnitzer Steel Industries /2/                           54,562               1,687,603
TELECOMMUNICATION EQUIPMENT (1.27%)
 Comtech Telecommunications /1/ /2/                       65,240               1,299,581
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.32%)
 C-COR.net /1/                                           166,437               1,351,468
TELECOMMUNICATION SERVICES (0.40%)
 Aspect Communications /1/                                48,216                 408,389
THERAPEUTICS (1.51%)
 Eyetech Pharmaceuticals /1/ /2/                           8,880                 329,448
 MannKind /1/                                             29,401                 416,024
 Tanox /1/                                                51,360                 804,811
                                                                               1,550,283
TOBACCO (0.30%)
 Universal                                                 6,280                 302,884
TRANSACTIONAL SOFTWARE (0.95%)
 Transaction Systems Architects /1/                       56,748                 970,391
TRANSPORT-SERVICES (0.65%)
 Offshore Logistics /1/                                   22,974                 665,097
TRANSPORT-TRUCK (0.58%)
 Heartland Express                                        22,230                 600,432
WEB PORTALS (0.91%)
 United Online /1/                                        59,593                 929,651
                               TOTAL COMMON STOCKS                           103,047,766

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.38%)
DIVERSIFIED FINANCIAL SERVICES (0.38%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                     $                      $
  1.33%; 08/02/04                                        390,619                 390,619
                            TOTAL COMMERCIAL PAPER                               390,619

                                                      Maturity
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (11.90%)
 Goldman Sachs; 1.32%; dated 07/30/04 maturing
  08/02/04 (collateralized by U.S. Treasury
  Strips and U.S. Treasury; $12,307,288;                                    $
  05/15/14 - 11/15/16)/5/                            $12,213,343              12,212,000

                       TOTAL REPURCHASE AGREEMENTS                            12,212,000
                                                                            ------------

             TOTAL PORTFOLIO INVESTMENTS (112.67%)                           115,650,385
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER
  ASSETS (-12.67%)                                                           (13,009,136)
                                                                            ---------------
                        TOTAL NET ASSETS (100.00%)                          $102,641,249
                                                                            ---------------

/1/ Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Restricted Security - Investment in security not registered under the
    Securities Act of 1933. The securities were acquired on 6/21/04 with a cost of $482,010.
/4/ Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/5/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $  10,240,906
Unrealized Depreciation                                    (6,495,163)
                                                        --------------
Net Unrealized Appreciation (Depreciation)                  3,745,743
Cost for federal income tax purposes                    $ 111,904,642


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal SmallCap Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------